Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 916,000	$ 708,000
Receivables, net of allowance for doubtful accounts of $0 and $0, respectively	590,000	189,000
Receivables from related party		300,000
Prepaids and other current assets	575,000	313,000
Total current assets	2,081,000	1,510,000
Long-term assets
Property and equipment, net of accumulated depreciation of $1,491 and $2,002, respectively	412,000	354,000
Intangible assets, net of accumulated amortization of $0 and $418, respectively		101,000
Deposits and other assets	387,000	387,000
Total Assets	2,880,000	2,352,000
Current liabilities
Accounts payable	753,000	341,000
Accrued compensation and benefits	1,703,000	1,392,000
Deferred revenue	1,683,000	354,000
Other accrued liabilities	682,000	614,000
Warrant liabilities		259,000
Total current liabilities	4,821,000	2,960,000
Long-term liabilities
Deferred rent and other long-term liabilities	198,000	267,000
Long term convertible debt, related party, net of discount $0 and $0, respectively	3,662,000
Capital leases	66,000	23,000
Long term derivative liability	2,348,000
Warrant liabilities	509,000	40,326,000
Total Liabilities	11,604,000	43,576,000
Stockholders' deficit
Preferred stock, $0.0001 par value; 50,000,000 shares authorized; no shares issued and outstanding	0	0
Common stock, $0.0001 par value; 500,000,000 shares authorized; 55,007,761 and 25,244,485 shares issued and outstanding at December 31, 2015 and December 31, 2014, respectively	6,000	3,000
Additional paid-in-capital	253,053,000	213,333,000
Accumulated deficit	(261,783,000)	(254,560,000)
Total Stockholders' deficit	(8,724,000)	(41,224,000)
Total Liabilities and Stockholders' Deficit	2,880,000	2,352,000
Affiliated Entity [Member]
Long-term liabilities
Long term convertible debt, related party, net of discount $0 and $0, respectively	$ 3,662,000